Other information about investments - Joint arrangements and associates - Corporate and other activities (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 KZT (₸)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Joint arrangements and associates
Share capital | €		€ 4,005,000,000			€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital | €		4,005,358,876			€ 4,005,358,876
Corporate and financial companies | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Consorzio per l'attuazione del Progetto Divertor Tokamak Test DTT Scarl (†)
Registered office	Frascati (RM)
Country of operation	Italy
Share capital | €		1,000,000
Consolidation or valuation method	Co.
Corporate and financial companies | Italy | Joint Arrangement Or Associate One [Member] | ENI SpA
Joint arrangements and associates
% Ownership	25.00%
Corporate and financial companies | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Saipem SpA (#) (†)
Registered office	Milan
Country of operation	Italy
Share capital | €		501,669,790.83
Consolidation or valuation method	Eq.
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member] | ENI SpA
Joint arrangements and associates
% Ownership	31.19%
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member] | Saipem SpA
Joint arrangements and associates
% Ownership	0.02%
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member] | Third parties
Joint arrangements and associates
% Ownership	68.79%
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Avanti Battery Company (b)
Registered office	Natick (USA)
Country of operation	USA
Share capital				$ 683
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	Commonwealth Fusion Systems Llc (b)
Registered office	Wilmington (USA)
Country of operation	USA
Share capital				890
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	Cool Planet Technologies Ltd (b)
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £	£ 1,000
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	CZero Inc (b)
Registered office	Wilmington (USA)
Country of operation	USA
Share capital				334
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	Form Energy Inc (b)
Registered office	Somerville (USA)
Country of operation	USA
Share capital				1,129
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	M2X Energy Inc(b) (former Obantarla Corp.)
Registered office	Wilmington (USA)
Country of operation	USA
Share capital				99
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	sHYp BV PBC (b)
Registered office	Wilmington (USA)
Country of operation	USA
Share capital				86
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member]
Joint arrangements and associates
Company name	Tecninco Engineering Contractors Llp (†)
Registered office	Aksai (Kazakhstan)
Country of operation	Kazakhstan
Share capital | ₸			₸ 29,478,455
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member] | EniProgetti SpA
Joint arrangements and associates
% Ownership	49.00%
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member]
Joint arrangements and associates
Company name	Thiozen Inc (b)
Registered office	Wilmington (USA)
Country of operation	USA
Share capital				$ 351
Consolidation or valuation method	Eq.
Other activities | Italy | Joint Arrangement Or Associate Twelve [Member]
Joint arrangements and associates
Company name	HEA SpA (†)
Registered office	Bologna
Country of operation	Italy
Share capital | €		50,000
Consolidation or valuation method	Co.
Other activities | Italy | Joint Arrangement Or Associate Twelve [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	50.00%
Other activities | Italy | Joint Arrangement Or Associate Twelve [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Other activities | Italy | Joint Arrangement Or Associate Thirteen [Member]
Joint arrangements and associates
Company name	Progetto Nuraghe Scarl
Registered office	Porto Torres (SS)
Country of operation	Italy
Share capital | €		€ 10,000
Consolidation or valuation method	Eq.
Other activities | Italy | Joint Arrangement Or Associate Thirteen [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	48.55%
Other activities | Italy | Joint Arrangement Or Associate Thirteen [Member] | Third parties
Joint arrangements and associates
% Ownership	51.45%